Income Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Income (loss) before tax	$ (6,805,575)	$ 28,201,950	$ (10,116,814)
Income tax (benefits) expenses calculated at 25%	(1,701,394)	7,050,488	(2,529,204)
Effect of tax holiday	(4,431,103)	(8,139,429)	(4,125,912)
Effect of income tax rate difference in other jurisdictions	236,759	645,873	1,789,762
Non-deductible expenses	3,645,741	2,559,649	1,425,655
Non-taxable income	(113,170)	(893,950)	(549,315)
Change in valuation allowance	6,523,770	161,631	4,502,928
Income tax expense	$ 4,160,603	$ 1,384,262	$ 513,914